Employees Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 11 Employee Benefit Plans

Pension and Postretirement Plans

We have a noncontributory, qualified defined benefit pension plan covering eligible employees. Benefits are determined using a cash balance formula where earnings credits are a percentage of eligible compensation. Earnings credit percentages for those employees who were plan participants on December 31, 2009 are frozen at the level earned to that point. Earnings credits for all employees who became participants on or after January 1, 2010 are a flat 3% of eligible compensation. All plan participants earn interest on their cash balances based on 30-year Treasury securities rates with those who were participants at December 31, 2009 earning a minimum rate. New participants on or after January 1, 2010 are not subject to the minimum rate. Any pension contributions to the plan are based on an actuarially determined amount necessary to fund total benefits payable to plan participants. We made voluntary contributions of $.3 billion and $.2 billion in December 2016 and February 2015, respectively, to the qualified pension plan.

We also maintain nonqualified supplemental retirement plans for certain employees and provide certain health care and life insurance benefits for qualifying retired employees (postretirement benefits) through various plans. PNC reserves the right to terminate or make changes to these plans at any time. The nonqualified pension plan is unfunded. Contributions from PNC and, in the case of the postretirement benefit plans, participant contributions cover all benefits paid under the nonqualified pension plan and postretirement benefit plans. The postretirement plan provides benefits to certain retirees that are at least actuarially equivalent to those provided by Medicare Part D and accordingly, we receive a federal subsidy as shown in Table 70. In November of 2015, we established a voluntary employee beneficiary association (VEBA) to partially fund postretirement medical and life insurance benefit obligations.

We use a measurement date of December 31 for plan assets and benefit obligations. A reconciliation of the changes in the projected benefit obligation for qualified pension, nonqualified pension and postretirement benefit plans as well as the change in plan assets for the qualified pension plan follows.

Table 70: Reconciliation of Changes in Projected Benefit Obligation and Change in Plan Assets

	Qualified		Nonqualified		Postretirement
	Pension		Pension		Benefits
December 31 (Measurement Date) – in millions	2016	2015	2016	2015	2016	2015
Accumulated benefit obligation at end of year	$4,495	$4,330	$282	$292
Projected benefit obligation at beginning of year	$4,397	$4,499	$298	$322	$368	$379
Service cost	102	107	3	3	6	5
Interest cost	186	177	12	11	15	15
Actuarial (gains)/losses and changes in assumptions	131	(126)	7	(10)	6	(9)
Participant contributions					4	5
Federal Medicare subsidy on benefits paid					1	2
Benefits paid	(269)	(260)	(31)	(28)	(27)	(28)
Settlement payments						(1)
Projected benefit obligation at end of year	$4,547	$4,397	$289	$298	$373	$368
Fair value of plan assets at beginning of year	$4,316	$4,357			$200
Actual return on plan assets	320	19			(7)
Employer contribution	250	200	$31	$28	37	$222
Participant contributions					4	5
Federal Medicare subsidy on benefits paid					1	2
Benefits paid	(269)	(260)	(31)	(28)	(27)	(28)
Settlement payments						(1)
Fair value of plan assets at end of year	$4,617	$4,316	-	-	$208	200
Funded status	$70	$(81)	$(289)	$(298)	$(165)	$(168)
Amounts recognized on the consolidated balance sheet
Noncurrent asset	$70
Current liability			$(27)	$(27)	$(2)	$(2)
Noncurrent liability		$(81)	(262)	(271)	(163)	(166)
Net amount recognized on the consolidated balance sheet	$70	$(81)	$(289)	$(298)	$(165)	$(168)
Amounts recognized in accumulated other comprehensive
income consist of:
Prior service cost (credit)	$(7)	$(13)		$1	$(3)	$(3)
Net actuarial loss	841	794	$74	71	40	22
Amount recognized in AOCI	$834	$781	$74	$72	$37	$19

At December 31, 2016, the fair value of the qualified pension plan assets was more than both the accumulated benefit obligation and the projected benefit obligation.

PNC Pension Plan Assets

The long-term investment strategy for pension plan assets in our qualified pension plan (the Plan) is to:

• Meet present and future benefit obligations to all participants and beneficiaries,

• Cover reasonable expenses incurred to provide such benefits, including expenses incurred in the administration of the Trust and the Plan,

• Provide sufficient liquidity to meet benefit and expense payment requirements on a timely basis, and

• Provide a total return that, over the long term, maximizes the ratio of trust assets to liabilities by maximizing investment return, at an appropriate level of risk.

The Plan’s named investment fiduciary has the ability to make short to intermediate term asset allocation shifts under the dynamic asset allocation strategy based on factors such as the Plan’s funded status, the named investment fiduciary’s view of return on equities relative to long term expectations, the named investment fiduciary’s view on the direction of interest rates and credit spreads, and other relevant financial or economic factors which would be expected to impact the ability of the Trust to meet its obligation to participants and beneficiaries. Accordingly, the allowable asset allocation ranges have been updated to incorporate the flexibility required by the dynamic allocation policy.

The asset strategy allocations for the Trust at the end of 2016 and 2015, and the target allocation range at the end of 2016, by asset category, are as follows.

Table 71: Asset Strategy Allocations

	Target Allocation Range			Target Percentage of Plan Assets by Strategy at December 31
PNC Pension Plan				2016	2015
Asset Category
Domestic Equity	20	-	40%	28%	32%
International Equity	10	-	25%	21%	23%
Private Equity	0	-	15%	8%	8%
Total Equity	40	-	70%	57%	63%
Domestic Fixed Income	10	-	40%	16%	17%
High Yield Fixed Income	0	-	25%	12%	12%
Total Fixed Income	10	-	65%	28%	29%
Real estate	0	-	15%	5%	5%
Other	0	-	5%	10%	3%
Total	100%			100%	100%

The asset category represents the allocation of Plan assets in accordance with the investment objective of each of the Plan’s investment managers. Certain domestic equity investment managers utilize derivatives and fixed income securities as described in their Investment Management Agreements to achieve their investment objective under the Investment Policy Statement. Other investment managers may invest in eligible securities outside of their assigned asset category to meet their investment objectives. The actual percentage of the fair value of total Plan assets held as of December 31, 2016 for equity securities, fixed income securities, real estate and all other assets are 65%, 19%, 5% and 11%, respectively.

We believe that, over the long term, asset allocation is the single greatest determinant of risk. Asset allocation will deviate from the target percentages due to market movement, cash flows, investment manager performance and implementation of shifts under the dynamic asset allocation policy. Material deviations from the asset allocation targets can alter the expected return and risk of the Trust. On the other hand, frequent rebalancing of the asset allocation targets may result in significant transaction costs, which can impair the Trust’s ability to meet its investment objective. Accordingly, the Trust portfolio is periodically rebalanced to maintain asset allocation within the target ranges described above.

In addition to being diversified across asset classes, the Trust is diversified within each asset class. Secondary diversification provides a reasonable basis for the expectation that no single security or class of securities will have a disproportionate impact on the total risk and return of the Trust.

Where investment strategies permit the use of derivatives and/or currency management, language is incorporated in the managers’ guidelines to define allowable and prohibited transactions and/or strategies. Derivatives are typically employed by investment managers to modify risk/return characteristics of their portfolio(s), implement asset allocation changes in a cost effective manner, or reduce transaction costs. Under the managers’ investment guidelines, derivatives may not be used solely for speculation or leverage. Derivatives are to be used only in circumstances where they offer the most efficient economic means of improving the risk/reward profile of the portfolio.

Fair Value Measurements

As further described in Note 6 Fair Value, GAAP establishes the framework for measuring fair value, including a hierarchy used to classify the inputs used in measuring fair value.

A description of the valuation methodologies used for assets measured at fair value at both December 31, 2016 and December 31, 2015 follows:

• Money market funds are valued at the net asset value of the shares held by the pension plan at year end.

• U.S. government and agency securities, corporate debt and common stock are valued at the closing price reported on the active market on which the individual securities are traded. If quoted market prices are not available for the specific security, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Such securities are generally classified within Level 2 of the valuation hierarchy but may be a Level 3 depending on the level of liquidity and activity in the market for the security.

  Other investments held by the pension plan include derivative financial instruments, which are recorded at estimated fair value as determined by third-party appraisals and pricing models, and group annuity contracts, which are measured at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer. Also included in other investments is preferred stock valued at the closing price reported on an active market on which the securities are traded.
  Investments measured at net asset value include collective trust fund investments and limited partnerships. Collective trust fund investments are valued based upon the units of such collective trust fund held by the Plan at year end multiplied by the respective unit value. The unit value of the collective trust fund is based upon significant observable inputs, although it is not based upon quoted marked prices in an active market. The underlying investments of the collective trust funds consist primarily of equity securities, debt obligations, short-term investments, and other marketable securities. Due to the nature of these securities, there are no unfunded commitments or redemption restrictions. Limited partnerships are valued by investment managers based on recent financial information used to estimate fair value. The unit value of limited partnerships is based upon significant observable inputs, although it is not based upon quoted marked prices in an active market. In accordance with ASC 820-10, collective trust fund investments and limited partnerships are not classified in the fair value hierarchy.

These methods may result in fair value calculations that may not be indicative of net realizable values or future fair values. Furthermore, while the pension plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2016 and 2015.

Table 72: Pension Plan Assets - Fair Value Hierarchy

	Fair Value Measurements Using:
In millions	December 31, 2016 Fair Value	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest bearing cash	$45	$35	$10
Money market funds	404	404
U.S. government and agency securities	285	158	127
Corporate debt	580		572	$8
Common stock	652	645	7
Other	60		60
Investments measured at net asset value (a)	2,591
Total	$4,617	$1,242	$776	$8

	Fair Value Measurements Using:
In millions	December 31, 2015 Fair Value	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$154	$154
U.S. government and agency securities	324	186	$138
Corporate debt	575		568	$7
Common stock	660	630	30
Other	25	1	24
Investments measured at net asset value (a)	2,578
Total	$4,316	$971	$760	$7
(a)	In accordance with ASC 820-10, collective trust fund investments and limited partnerships are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Consolidated Balance Sheet.

The following table provides information regarding our estimated future cash flows related to our various plans.

Table 73: Estimated Cash Flows

	Pension Plans		Postretirement Benefits
In millions	Qualified Pension	Nonqualified Pension	Gross PNC Benefit Payments	Reduction in PNC Benefit Payments Due to Medicare Part D Subsidy
Estimated 2017 employer contributions		$27	$29	$1
Estimated future benefit payments
2017	$285	$28	$29	$1
2018	$300	$29	$30	$1
2019	$310	$26	$29	$1
2020	$311	$25	$29	$1
2021	$312	$24	$28	$1
2022-2026	$1,563	$104	$132	$2

The qualified pension plan contributions are deposited into the Trust, and the qualified pension plan benefit payments are paid from the Trust. Notwithstanding the contributions, we do not expect to be required to make a contribution to the qualified plan for 2017 based on the funding calculations under the Pension Protection Act of 2006. For the other plans, total contributions and the benefit payments are the same and represent expected benefit amounts, which are paid from general assets. Postretirement benefits are net of participant contributions. Estimated cash flows reflect the partial funding of postretirement medical and life insurance obligations in the VEBA.

The components of net periodic benefit cost/(income) and other amounts recognized in Other comprehensive income (OCI) were as follows.

Table 74: Components of Net Periodic Benefit Cost

	Qualified Pension Plan			Nonqualified Pension Plan			Postretirement Benefits
Year ended December 31 – in millions	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net periodic cost consists of:
Service cost	$102	$107	$103	$3	$3	$3	$6	$5	$5
Interest cost	186	177	187	12	11	12	15	15	16
Expected return on plan assets	(281)	(297)	(289)				(6)
Amortization of prior service cost/(credit)	(7)	(9)	(8)				(1)	(1)	(2)
Amortization of actuarial (gain)/loss	45	31		5	7	4
Net periodic cost (benefit)	45	9	(7)	20	21	19	14	19	19
Other changes in plan assets and benefit
obligations recognized in Other
comprehensive income:
Current year prior service cost/(credit)			(7)
Amortization of prior service (cost)/credit	7	9	8				1	1	2
Current year actuarial loss/(gain)	91	152	434	7	(10)	40	17	(9)	4
Amortization of actuarial gain/(loss)	(45)	(31)		(5)	(7)	(4)
Total recognized in OCI	53	130	435	2	(17)	36	18	(8)	6
Total amounts recognized in net
periodic cost and OCI	$98	$139	$428	$22	$4	$55	$32	$11	$25

The weighted-average assumptions used (as of the beginning of each year) to determine the net periodic costs shown in Table 74 were as follows.

Table 75: Net Periodic Costs - Assumptions

	Net Periodic Cost Determination
Year ended December 31	2016	2015	2014
Discount rate
Qualified pension	4.25%	3.95%	4.75%
Nonqualified pension	3.95%	3.65%	4.35%
Postretirement benefits	4.15%	3.80%	4.50%
Rate of compensation increase (average)	3.50%	4.00%	4.00%
Assumed health care cost trend rate
Initial trend	7.25%	7.50%	7.75%
Ultimate trend	5.00%	5.00%	5.00%
Year ultimate trend reached	2025	2025	2025
Expected long-term return on plan assets	6.75%	6.75%	7.00%

The weighted-average assumptions used (as of the end of each year) to determine year end obligations for pension and postretirement benefits were as follows.

Table 76: Other Pension Assumptions

Year ended December 31	2016	2015
Discount rate
Qualified pension	4.00%	4.25%
Nonqualified pension	3.80%	3.95%
Postretirement benefits	3.90%	4.15%
Rate of compensation increase (average)	3.50%	3.50%
Assumed health care cost trend rate
Initial trend	7.00%	7.25%
Ultimate trend	5.00%	5.00%
Year ultimate trend reached	2025	2025

The discount rates are determined independently for each plan by comparing the expected future benefits that will be paid under each plan with yields available on high quality corporate bonds of similar duration. For this analysis, 10% of bonds with the highest yields and 40% with the lowest yields were removed from the bond universe.

The expected return on plan assets is a long-term assumption established by considering historical and anticipated returns of the asset classes invested in by the pension plan and the allocation strategy currently in place among those classes. For purposes of setting and reviewing this assumption, “long term” refers to the period over which the plan’s projected benefit obligations will be disbursed. We review this assumption at each measurement date and adjust it if warranted. Our selection process references certain historical data and the current environment, but primarily utilizes qualitative judgment regarding future return expectations. We also examine the assumption used by other companies with similar pension investment strategies. Taking into account all of these factors, the expected long-term return on plan assets for determining net periodic pension cost for 2016 was 6.75%. We are reducing our expected long-term return on assets to 6.375% for determining pension cost for 2017. This decision was made after considering the views of both internal and external capital market advisors, particularly with regard to the effects of the recent economic environment on long-term prospective equity and fixed income returns.

PNC’s net periodic benefit cost recognized for the plans is sensitive to the discount rate and expected long-term return on plan assets. With all other assumptions held constant, a .5% decline in the discount rate would have resulted in an immaterial increase in net periodic benefit cost for the qualified pension plan in 2016, and to be recognized in 2017. For the nonqualified pension plan and postretirement benefits, a .5% decline in the discount rate would also have resulted in an immaterial increase in net periodic benefit cost.

The health care cost trend rate assumptions shown in Tables 75 and 76 relate only to the postretirement benefit plans. The effect of a one-percentage-point increase or decrease in assumed health care cost trend rates would be insignificant.

Defined Contribution Plans

The PNC Incentive Savings Plan (ISP) is a qualified defined contribution plan that covers all of our eligible employees. Effective January 1, 2015, newly-hired full time employees and part-time employees who became eligible to participate in the ISP after that date are automatically enrolled in the ISP with a deferral rate equal to 4% of eligible compensation in the absence of an affirmative election otherwise. Employee benefits expense related to the ISP was $.1 billion in 2016, 2015 and 2014, representing cash contributed to the ISP by PNC.

The ISP is a 401(k) Plan and includes an employee stock ownership (ESOP) feature. Employee contributions are invested in a number of investment options, including pre mixed portfolios and individual core funds, available under the ISP at the direction of the employee.